VESSELS AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Vessels and equipment

(in thousands of $)	2019	2018
Cost	1,867,873	1,955,880
Accumulated depreciation	(463,168)	(396,168)
Vessels and equipment, net	1,404,705	1,559,712